Summary of Significant Accounting Policies - Schedule of Diluted Per Share (Details) - shares	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Diluted Per Share [Line Items]
Total potentially dilutive securities	5,197,204	4,497,623	853,163	1,660,098	853,163
Options to purchase common stock under Old Nukk equity incentive plan [Member]
Schedule of Diluted Per Share [Line Items]
Total potentially dilutive securities	4,823	4,823	15,538	15,538	15,538
Convertible notes payable that convert into common stock [Member]
Schedule of Diluted Per Share [Line Items]
Total potentially dilutive securities		464,217		467,400
Stock purchase warrants to acquire common stock [Member]
Schedule of Diluted Per Share [Line Items]
Total potentially dilutive securities	5,192,381	4,028,583	837,625	1,177,160	837,625